Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2018, 2017, and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	1,670,305	3.10	822,345	3.99	321,609	4.39
Granted	1,240,424	1.22	882,741	2.23	500,736	3.74
Forfeited / expired	(34,765)	1.56	(34,781)	2.23	—	—
Outstanding - end of year	2,875,964	2.31	1,670,305	3.10	822,345	3.99

Exercisable - end of year	1,797,493	2.69	1,055,250	3.34	530,034	3.97

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	615,055	2.68	292,311	4.02	132,689	4.75
Granted	736,326	1.22	486,329	2.23	216,043	3.74
Vested	(238,145)	2.95	(128,804)	4.14	(56,421)	4.64
Forfeited / expired	(34,765)	1.56	(34,781)	2.23	—	—
Outstanding non-vested stock options - end of year	1,078,471	1.66	615,055	2.68	292,311	4.02